Related Party Transactions - Unsecured term loans granted to Particle (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2017 USD ($)	Jan. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Nov. 30, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction
Amounts due from related parties			¥ 156,260			$ 28,774		¥ 156,260	¥ 187,214
Particle
Related Party Transaction
Amounts due from related parties			¥ 50,337			13,729		50,337	89,323
Total interest income arising from loans provided to Particle, convertible loans due from Particle and bank interest expenses incurred by the Company but borne by Particle						3,500	¥ 23,100	9,100
Particle | Loan Granted to Related Party in November 2016
Related Party Transaction
Interest rate of short-term unsecured loans				9.00%	9.00%
Maturity of short-term unsecured loans			12 months	6 months	6 months
Principal amount of short-term unsecured loans				$ 6,800	¥ 45,900
Amounts due from related parties			¥ 47,800					¥ 47,800
Particle | Loan Granted to Related Party in January 2017
Related Party Transaction
Interest rate of short-term unsecured loans	9.00%	9.00%
Maturity of short-term unsecured loans	12 months	12 months
Principal amount of short-term unsecured loans	$ 10,800	¥ 74,000
Amounts due from related parties						$ 12,400			¥ 80,400